RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2011, AND PERIODS ENDED MARCH 31, JUNE 30 AND SEPTEMBER 30, 2012 (Details) - Schedule of Restated Financial Information (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Jun. 17, 2004	Dec. 31, 2003	Dec. 31, 2012 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member]	Dec. 31, 2012 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Sep. 30, 2012 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Jun. 30, 2012 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Mar. 31, 2012 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Dec. 31, 2011 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Dec. 31, 2012 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Sep. 30, 2012 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Sep. 30, 2012 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Jun. 30, 2012 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Mar. 31, 2012 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Dec. 31, 2011 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 Scenario, Adjustment [Member]	Sep. 30, 2012 Scenario, Adjustment [Member]	Jun. 30, 2012 Scenario, Adjustment [Member]	Mar. 31, 2012 Scenario, Adjustment [Member]	Dec. 31, 2011 Scenario, Adjustment [Member]	Dec. 31, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series I Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series G Preferred Stock [Member]	Dec. 31, 2012 Scenario, Actual [Member]	Sep. 30, 2012 Scenario, Actual [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Mar. 31, 2012 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Actual [Member]	Jun. 30, 2013 Series I Preferred Stock [Member]	Jun. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jun. 30, 2013 Series G Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 31, 2011 Series G Preferred Stock [Member]
Cash	$ 137,394	$ 42,008	$ 110,388	$ 129,888		$ 47,000							$ 0																	$ 42,008	$ 70,726	$ 110,388	$ 118,734	$ 129,888																$ 0	$ 0	$ 0	$ 0	$ 0																$ 42,008	$ 70,726	$ 110,388	$ 118,734	$ 129,888
Accounts Receivable	0	0		982																										0	0	0	0	982																0	0	0	0	0																0	0	0	0	982
Total Current Assets	137,394	42,008		130,870																										42,008	70,726	110,388	118,734	130,870																0	0	0	0	0																42,008	70,726	110,388	118,734	130,870
Certificates of Deposit	172,706	172,499		171,875																										172,499	172,378	172,255	172,133	171,875																0	0	0	0	0																172,499	172,378	172,255	172,133	171,875
Deferred Financing Costs, Net																														14,471	21,131	0	0	0																0	0	0	0	0																14,471	21,131	0	0	0
Goodwill	0	0		5,341																											5,341	5,341	5,341	5,341																0	0	0	0	0																0	5,341	5,341	5,341	5,341
Mining Claims - Unproved	1,797,499	1,797,488		1,797,564																										1,797,488	2,187,207	2,110,387	2,004,295	1,891,845																0	(389,718)	(312,898)	(206,550)	(94,281)																1,797,488	1,797,489	1,797,489	1,797,745	1,797,564
Property, Plant & Equipment, net of accumulated depreciation	587,092	635,212		733,885																										635,212	660,083	681,515	707,700	733,885																0	0	0	0	0																635,212	660,083	681,515	707,700	733,885
Purchase Option - Taber Mine																														0	22,000	16,000	10,000	0																0	0	0	0	0																0	22,000	16,000	10,000	0
Other Assets	0	0		4,000																										0	0	0	0	4,000																0	0	0	0	0																0	0	0	0	4,000
Available For Sale Securities	15,000	12,550		0																										12,550	0	0	0	0																0	0	0	0	0																12,550	0	0	0	0
Reclamation Bond Deposit (in Dollars)	5,000	2,000		0																										2,000	2,000	2,000	2,000	0																0	0	0	0	0																2,000	2,000	2,000	2,000	0
Total Other Assets	2,644,078	2,634,220		2,712,665																										2,634,220	3,070,140	2,987,498	2,901,469	2,806,946																0	(389,718)	(312,898)	(206,550)	(94,281)																2,634,220	2,680,422	2,674,600	2,694,919	2,712,665
TOTAL ASSETS	2,781,472	2,676,228		2,843,535																										2,676,228	3,140,866	3,097,886	3,020,203	2,937,816																0	(389,718)	(312,898)	(206,550)	(94,281)																2,676,228	2,751,148	2,784,988	2,813,653	2,843,535
Accounts Payable	30,012	56,617		5,942																										56,617	31,165	44,638	30,976	5,942																0	0	0	0	0																56,617	31,165	44,638	30,976	5,942
Accrued Expenses - related party	947,474	884,474		784,474																										884,474	850,474	828,474	812,474	784,474																0	0	0	0	0																884,474	850,474	828,474	812,474	784,474
Accrued Expenses – Ruby Mine	2,906	12,250		0																										12,250	0	0	0	0																0	0	0	0	0																12,250	0	0	0	0
Accrued Interest	60,189	41,363		0																										41,363	18,513	10,823	3,348	0																0	0	0	0	0																41,363	18,513	10,823	3,348	0
Convertible notes payable net of discount	370,162	608,193		25,000																										608,193	357,675	161,798	53,802	25,000																0	0	0	0	0																608,193	357,675	161,798	53,802	25,000
Deferred Gain	0	9,835		0																										9,835	0	0	0	0																0	0	0	0	0																9,835	0	0	0	0
Derivative Liability	1,099,889	496,827		0																										496,827	585,498	0	0	0																0	0	0	0	0																496,827	585,498	0	0	0
Note Payable net of discount	0	0		4,432																										0	0	0	5,931	4,432																0	0	0	0	0																0	0	0	5,931	4,432
Note Payable – Ruby Mine Mortgage	1,170,933	1,774,822		1,889,185																										1,774,822	1,841,095	1,857,245	1,873,275	1,889,185																0	0	0	0	0																1,774,822	1,841,095	1,857,245	1,873,275	1,889,185
Total Current Liabilities	3,833,478	3,884,381		2,709,033																										3,884,381	3,684,420	2,902,978	2,779,806	2,709,033																0	0	0	0	0																3,884,381	3,684,420	2,902,978	2,779,806	2,709,033
Asset Retirement Obligation	5,747	5,584		5,147	171,618																									5,584	5,350	5,274	5,198	5,147																0	0	0	0	0																5,584	5,350	5,274	5,198	5,147
Total Long-Term Liabilities	1,082,488	5,584		5,147																										5,584	5,350	5,274	5,198	5,147																0	0	0	0	0																5,584	5,350	5,274	5,198	5,147
Total Liabilities	4,915,966	3,889,965		2,714,180																										3,889,965	3,689,770	2,908,252	2,785,004	2,714,180																0	0	0	0	0																3,889,965	3,689,770	2,908,252	2,785,004	2,714,180
Common shares subject to redemption, stated at estimated redemption value	600,489	367,490		88,273																										0	0	0	0	0																367,490	314,757	260,193	189,904	88,273																367,490	314,757	260,193	189,904	88,273
Total Commitment & Contingencies	600,489	367,490		88,273																										0				0																367,490				88,273																367,490				88,273
Preferred stock															0	0	0	0	0	4,000	4,000	4,000	4,000	4,000	0	0	100	100	100						0	0	0	0	0	0	0	0	0	0	0	0	0	0	0						0	0	0	0	0	4,000	4,000	4,000	4,000	4,000	0	0	100	100	100						0	4,000	4,000	4,000	0	0	100
Common stock																														102,003	100,498	99,628	98,725	97,664																(4,518)	(3,603)	(2,818)	(1,915)	(881)																97,485	96,895	96,810	96,810	96,783
Additional Paid-In Capital	12,018,974	11,805,636		11,271,341																										12,168,608	12,047,659	11,999,318	11,796,219	11,358,733																(362,972)	(311,154)	(257,375)	(187,989)	(87,392)																11,805,636	11,736,505	11,741,943	11,608,230	11,271,341
Stock Payable	0	0		25,000																										0	25,000	25,000	25,000	25,000																0	0	0	0	0																0	25,000	25,000	25,000	25,000
Accumulated Other Comprehensive Income	(10,050)	(12,500)		0																										(12,500)	0	0	0	0																0	0	0	0	0																(12,500)	0	0	0	0
Deficit Accumulated During Exploration Stage																														(13,475,848)	(12,726,061)	(11,938,412)	(11,688,845)	(11,261,861)																0	(389,718)	(312,898)	(206,550)	(94,281)																(13,475,848)	(13,115,779)	(12,251,310)	(11,895,395)	(11,356,142)
Total Stockholders’ Equity (Deficit)	(2,734,983)	(1,581,227)		41,082		(428,870)	(598,827)	(433,103)	(377,405)	(211,157)	1,376,609	(90,587)		0																(1,213,737)	(548,904)	189,634	235,199	223,636																(367,490)	(704,475)	(573,091)	(396,454)	(182,554)																(1,581,227)	(1,253,379)	(383,457)	(161,255)	41,082
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)	$ 2,781,472	$ 2,676,228		$ 2,843,535																										$ 2,676,228	$ 3,140,866	$ 3,097,886	$ 3,020,203	$ 2,937,816																$ 0	$ (389,718)	$ (312,898)	$ (206,550)																	$ 2,676,228	$ 2,751,148	$ 2,784,988	$ 2,813,653	$ 2,843,535